Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases [Abstract]
Operating lease cost	$ 303,822	$ 245,415	$ 234,567
Short-term lease cost	9,571	18,459	9,799
Variable lease cost	37,573	35,539	25,598
Total lease cost	$ 350,966	$ 299,413	$ 269,964